CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,257,007	7,049,173	6,892,574
Common stock, shares outstanding	7,164,968	6,995,705	6,880,704
Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	49,675,000	49,675,000	49,675,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	325,000	325,000	325,000
Preferred stock, shares outstanding	325,000	325,000	325,000
Preferred stock, liquidation value (in dollars per share)	$ 1,241	$ 387,808	$ 358,550
Preferred stock, cumulative dividends (as a percent)	8.00%	8.00%	8.00%